SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Annual Rates of Depreciation
%
Computers and software	33
Buildings	2
Vehicles	15
Manufacturing equipment	7-10
Laboratory equipment	7-20
(Mainly 15%)
Furniture and office equipment	6-15

Schedule of changes in the allowance for doubtful accounts
Year ended December 31
2014
U.S. dollars in thousands

Balance at beginning of year	$-
Charged to cost and expenses	245
Balance at end of year	$245